Related Party Disclosures - Schedule of Transactions Between Related Parties (Details) - Cyclone Metals Limited [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Transactions Between Related Parties [Line Items]
Sales to related parties
Purchases from related parties	548
Amounts owed by related parties